Finance Leases - Schedule of Future Minimum Payments Under the Current Existing Finance Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Finance Lease Liabilities [Abstract]
2026	$ 42,589
2027	42,589
2028	20,271
Total lease payments	105,449
Imputed interest	(3,853)
Total	$ 101,596	$ 127,462